Income Taxes - Summary of Tax Losses and Tax Credit Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2014
Operating Loss Carryforwards [Line Items]
Total, amount	$ 59.5
Total, valuation amount	(59.5)
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year	2034
Operating loss carry forwards, amount	23.9
Operating loss carry forwards, valuation amount	(23.9)
Federal [Member] | Federal foreign tax credit carryforwards 2018-2022 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	9.7
Tax credit carryforward, valuation amount	(9.7)
Federal [Member] | Federal foreign tax credit carryforwards 2023-2024 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	14.5
Tax credit carryforward, valuation amount	(14.5)
Federal [Member] | Minimum [Member] | Federal foreign tax credit carryforwards 2018-2022 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration year	2018
Federal [Member] | Minimum [Member] | Federal foreign tax credit carryforwards 2023-2024 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration year	2023
Federal [Member] | Maximum [Member] | Federal foreign tax credit carryforwards 2018-2022 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration year	2022
Federal [Member] | Maximum [Member] | Federal foreign tax credit carryforwards 2023-2024 [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration year	2024
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, amount	4.9
Operating loss carry forwards, valuation amount	(4.9)
U.S. State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year	2024
U.S. State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year	2034
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	6.5
Tax credit carryforward, valuation amount	$ (6.5)
Foreign Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration year	2019
Foreign Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration year	2029